Other Receivables	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Other Receivables

NOTE 4. OTHER RECEIVABLES

Other receivables consisted of the following:

	As of December 31, 2020	As of December 31, 2019
Interest receivable	$-	$570,862
Others	105,149	75,828
Total	$105,149	$646,690

Interest receivable represents interest income earned on loans to third parties (See Note 5).